Equity - Schedule of Stock Options (Details) - Stock Options [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Stock Options [Line Items]
Outstanding, Number of stock options beginning balance	213	311
Outstanding, Weighted average exercise price beginning balance	$ 8,215.36	$ 8,362.45
Granted, Number of stock options		18
Granted, Weighted average exercise price		$ 7,548.66
Forfeited/Cancelled, Number of stock options	(72)	(116)
Forfeited/Cancelled, Weighted average exercise price	$ (8,167.52)	$ 8,500.21
Exercised, Number of stock options
Exercised, Weighted average exercise price
Outstanding, Number of stock options ending balance	141	213
Outstanding, Weighted average exercise price ending balance	$ 8,239.86	$ 8,215.36